Accounting estimates and judgments - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes In Accounting Estimates [Line Items]
Consideration on options granted	0
Vested options exercisable period	5 years	3 years
Average exercise price per share option granted during the period	$ 2.17	$ 2.17
Grant date	January 1st, March 1st, March 2nd, March 11th, March 12th, March 15th, March 29th, ;May 11th, ;May 18 and December 9th	January 31st, August 24th, November 15th and November 23rd
Expiry date	January 1st, 2026, March 1, 2022, March 2nd 2026, March 11, 2026, March 12, 2026, March 15, 2026, March 29, 2026, May 11, 2024, May 18, 2026 and December 9th, 2026	December 31st, 2024, August 24th, 2025, November 15th, 2024 and November 23rd, 2026
Average share price, share options granted	$ 8.3	$ 2.35
Average expected price volatility of shares	39.70%	36.90%
Average risk-free interest rate	0.70%	1.49%
Number of share options granted for consideration and vest based on Exponentially Weighted Moving Average		0
Number of warrants granted	0	0
Warrants
Disclosure Of Changes In Accounting Estimates [Line Items]
Grant date			January 24,2019
Expiry date			January 24, 2024
Number of warrants granted for consideration and vest based on Exponentially Weighted Moving Average			0
Average exercise price per share warrant	$ 0.57	$ 0.57	$ 0.57
Average exercise price per share warrant granted during the period			$ 0.57
Description of expected volatility warrants granted			40.02%
Risk free interest rate warrants granted			2.66%
Model Inputs for Measuring Fair Value of Derivative Financial Instrument
Disclosure Of Changes In Accounting Estimates [Line Items]
Consideration on options granted	0
Vested options exercisable period	5 years	3 years
Average exercise price per share option granted during the period	$ 2.17	$ 2.17
Grant date	January 1st, March 1st, March 2nd, March 11th, March 12th, March 15th, March 29th, ;ay 11th, ;ay 18 and December 9th	January 31st, August 24th, November 15th and November 23rd
Expiry date	January 1st, 2026, March 1, 2022, March 2nd 2026, March 11, 2026, March 12, 2026, March 15, 2026, March 29, 2026, May 11, 2024, May 18, 2026 and December 9th, 2026	December 31st, 2024, August 24th, 2025, November 15th, 2024 and November 23rd, 2026
Average share price, share options granted	$ 8.3	$ 2.35
Average expected price volatility of shares	39.70%	36.90%
Average risk-free interest rate	0.70%	1.49%
Number of share options granted for consideration and vest based on Exponentially Weighted Moving Average		0